Accounts Payable and Accrued Expenses	9 Months Ended	12 Months Ended
	May. 31, 2015	Aug. 31, 2014
Accounts Payable and Accrued Expenses [Abstract]
Accounts Payable and Accrued Expenses

(5) Accounts Payable and Accrued Expenses

Accounts payable and accrued expenses consisted of the following:

May 31, 2015
Accounts payable	$1,348
Accrued payroll and related expenses	1,520
Research and development contracts	169
Accrued grower commitments	21
Other	99
$3,157

(5) Accounts Payable and Accrued Expenses

Accounts payable and accrued expenses consisted of the following:

	As of August 31,
	2014	2013
Accounts payable	$1,406	$1,289
Accrued payroll and related expenses	2,303	1,020
Research and development contracts	123	1,098
Accrued grower commitments	54	38
Other	392	380
	$4,278	$3,825